21. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash and cash equivalents used in operating activities	¥ 2,134,120	¥ 859,200	¥ 2,269,612
Net cash and cash equivalents provided by investing activities	975,641	(1,634,341)	(3,096,031)
Net cash and cash equivalents provided by financing activities	(2,623,521)	1,069,699	1,118,616
Fincera
Net cash and cash equivalents used in operating activities	(4,418)	(5,346)	(2,945)
Net cash and cash equivalents provided by investing activities	0	9,127	3,100
Net cash and cash equivalents provided by financing activities	6,006	0	0
Cash and cash equivalents, beginning of the year	4,658	877	722
Cash and cash equivalents, end of the year	¥ 6,246	¥ 4,658	¥ 877